Securitisations - Disclosure of continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 2,192	£ 1,333
Fair value	2,139	1,272
Maximum exposure to loss	2,192	1,333
Gain from continuing involvement, for the year ended	52	24
Gain from continuing involvement, cumulative to 31 December	90	41
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	2	8
Fair value	2	8
Maximum exposure to loss	2	8
Gain from continuing involvement, for the year ended	0	1
Gain from continuing involvement, cumulative to 31 December	3	3
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	1,798	913
Fair value	1,796	907
Maximum exposure to loss	1,798	913
Gain from continuing involvement, for the year ended	49	18
Gain from continuing involvement, cumulative to 31 December	68	22
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	392	412
Fair value	341	357
Maximum exposure to loss	392	412
Gain from continuing involvement, for the year ended	3	5
Gain from continuing involvement, cumulative to 31 December	£ 19	£ 16